Share-based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation

15. Share-based compensation

1) Share based compensation of PPDAI Group Inc.

The Company reserved a stock option pool of 221,917,800 ordinary shares for the issuance of incentive awards to employees, directors and individual advisors who render services to the Company. In January 2016, PPDAI Group Inc. increased the stock option pool to 221,917,800 shares. All of the Company’s outstanding options are granted to employees and are equity-classified.

Stock options granted to employees are vested upon satisfaction of service condition, which is generally satisfied over four years. Additionally, employees can only exercise vested options upon the occurrence of initial public offering. Share-based compensation expense is recorded net of estimated forfeitures using graded-vesting method, such that expenses are recorded only for those share-based awards that are expected to ultimately vest. The options granted generally have a contractual term of five years and shall vest evenly in 4 equally installments over 4 years.

The Company did not recognize the share-based compensation expenses for the options excisable upon the occurrence of initial public offering. Immediately upon the completion of the Company’s initial public offering, share-based compensation expenses amounting to RMB61,544 were recognized. For the years ended December 31, 2015, 2016 and 2017, total share-based compensation expenses recognized were nil, nil and RMB65,324, respectively. As of December 31, 2017, the unrecognized compensation cost was RMB34,983. These amounts are expected to be recognized over a weighted average period of 2.69 years. Total compensation cost may be adjusted for future changes in estimated forfeitures.

In October 2017, the company adopted 2017 Share Incentive Plan, or the 2017 plan, which allows the company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the company. The plan permits the grant of three types of awards: options, restricted shares and restricted share units. The maximum number of the shares that may be issued pursuant to all awards under the 2017 Plan is 1,000,000,000 ordinary shares after giving effect to the 100-for-1 share split effected by the company in October 2017. As of December 31, 2017, the 2017 Share Incentive Plan still haven’t been granted.

The following table sets forth the stock option shares activities under the Company’s Incentive Shares Plan for the years ended December 31, 2016 and 2017 is presented below after share split:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$
Outstanding at December 31, 2014	42,910,000	0.0081	4.19	2,342
Granted	35,160,000	0.0313	—	—
Forfeited	(11,210,000)	0.0092	—	—
Outstanding at December 31, 2015	66,860,000	0.0201	3.66	6,766
Vested and expected to vest at December 31, 2015	64,819,600	0.0203	3.66	6,546
Granted	49,170,000	0.1260	—	—
Forfeited	(3,460,000)	0.0464	—	—
Outstanding at December 31, 2016	112,570,000	0.0650	3.37	22,688
Vested and expected to vest at December 31, 2016	109,754,200	0.0661	3.38	22,062
Granted	26,610,000	0.3020	—	—
Forfeited	(7,538,200)	0.0967	—	—
Outstanding at December 31, 2017	131,641,800	0.1108	2.69	172,618
Vested and expected to vest at December 31, 2017	130,381,052	0.1107	2.69	170,971
Exercisable as of December 31, 2017	52,529,300	0.0398	1.81	72,622

15. Share-based compensation (continued)

1) Share based compensation of PPDAI Group Inc. (continued)

The aggregate intrinsic value is calculated as the difference between the exercise prices of the options and the per-share fair value of ordinary shares of the Company of US$0.1213 , US$0.2671 and US$1.422 as of December 31,2015, 2016 and 2017, respectively.

The weighted average grant-date per-share fair value of options granted during the year ended December 31, 2017 was US$0.2599. As a result of the exercisable event conditions included in the option plan, none of the options vested were exercisable as of December 31, 2016.

The fair value of each option granted under the Company’s Incentive Shares plan was estimated on the date of grant using the binomial model that uses the assumption noted in the following table:

	Options Granted in 2015	Options Granted in 2016	Options Granted in 2017
	RMB	RMB	RMB
Risk-free interest rate	1.58%~1.90%	1.27%~1.35%	1.97%~2.04%
Expected life (in years)	5	5	5
Expected dividend yield	0%	0%	0%
Expected volatility	42.0%~43.1%	43.3%~44.0%	39.0%~41.9%
Exercise multiple	2.8	2.8	2.8

2) Share based compensation of Shanghai Paifenle Internet Technology Co., Ltd. (“Paifenle”)

In April, 2017, the Group authorized a share based compensation plan (the “Paifenle Plan”) that provides for the issuance of up to 15,000,000 ordinary shares of its subsidiary, Paifenle. Under the Paifenle Plan, the administrator of the plan may, at their discretion grant any officers and employees of Paifenle (i) up to 11,650,000 units of options to subscribe for ordinary shares and (ii) up to 3,350,000 units RSUs.

In December, 2017, the Board of Directors decided to cancel the Paifenle Plan since Paifenle has discontinued most of its operations. The share-based compensation expenses for the remaining periods were recognized immediately to the current period totaling at RMB40,828.